Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087
Phone: 484-583-8711
Email: Sam.Goldstein@lfg.com
VIA EDGAR
May 2, 2023
Scott W. Lee, Esq.
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Trust” or “Registrant”)
	File Nos.:	811-08090 and 033-70742
	PEA No.:	233

Dear Mr. Lee:
Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that, i) the form of Prospectuses and Statements of Additional Information for the Registrant have not differed from than contained in the Registrant’s Post-Effective Amendment No. 233 (“PEA 233”) to the Registration Statement, and (ii) the text of the most recent amendment to the Registration Statement was filed electronically on April 28, 2023.
If you have any questions concerning PEA 233, please contact me at the above-referenced email or phone number if you need to discuss this matter.
Sincerely,
/s/Samuel K. Goldstein Samuel K. Goldstein, Esq. Vice President and Assistant General Counsel - Funds Management
cc: Ronald A. Holinsky, Chief Counsel